Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.1%
U.S. Equity Funds - 2.1%
Alerian MLP ETF	232,754	$ 9,040,165
Energy Select Sector SPDR Fund	32,241	2,528,339
Health Care Select Sector SPDR Fund	17,273	2,286,945
Vanguard S&P 500 ETF	27,979	10,598,166
Vanguard Short-Term Treasury ETF	144,103	8,507,841

Total Exchange-Traded Funds (Cost $31,740,754)		32,961,456

INVESTMENT COMPANIES - 92.0%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	5,843	13,160

International Equity Funds - 22.0%
Transamerica Emerging Markets Opportunities (C)	4,291,670	33,689,612
Transamerica International Equity (C)	9,956,518	179,217,317
Transamerica International Focus (C)	6,390,310	49,397,094
Transamerica International Small Cap Value (C)	1,205,569	15,250,444
Transamerica International Stock (C)	6,381,370	61,580,225

		339,134,692

International Fixed Income Fund - 2.1%
Transamerica Inflation Opportunities (C)	3,110,956	32,136,171

U.S. Equity Funds - 42.3%
Transamerica Capital Growth (C)	1,787,301	11,617,454
Transamerica Large Cap Value (C)	20,702,063	268,505,760
Transamerica Mid Cap Growth (C)	2,937,781	21,945,226
Transamerica Mid Cap Value (C)	2,984,970	31,252,637

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (C)	4,352	$ 50,960
Transamerica Small Cap Growth (C)	792,693	5,239,702
Transamerica Small Cap Value (C)	1,418,597	9,731,578
Transamerica Sustainable Equity Income (C)	11,507,358	81,702,240
Transamerica US Growth (C)	9,417,460	223,758,855

		653,804,412

U.S. Fixed Income Funds - 24.0%
Transamerica Bond (C)	2,821,320	23,924,796
Transamerica Core Bond (C)	4,983,786	45,003,587
Transamerica Floating Rate (C)	312,178	2,809,599
Transamerica High Yield Bond (C)	35,049	287,405
Transamerica Intermediate Bond (C)	8,687,705	79,753,131
Transamerica Short-Term Bond (C)	8,418,564	81,660,074
Transamerica Total Return (C)	14,956,013	136,847,515

		370,286,107

U.S. Mixed Allocation Fund - 1.6%
Transamerica Energy Infrastructure (C)	3,445,613	25,394,170

Total Investment Companies (Cost $1,327,084,094)		1,420,768,712

Total Investments (Cost $1,358,824,848)		1,453,730,168
Net Other Assets (Liabilities) - 5.9%		90,478,853

Net Assets - 100.0%		$ 1,544,209,021

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	74	09/16/2022	$ 14,842,728	$ 15,293,950	$ 451,222	$ —

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$32,961,456	$—	$—	$32,961,456
Investment Companies	1,420,755,552	—	—	1,420,755,552

Total	$1,453,717,008	$—	$—	$1,453,717,008

Investment Companies Measured at Net Asset Value (E)				13,160

Total Investments				$1,453,730,168

Other Financial Instruments
Futures Contracts (G)	$451,222	$—	$—	$451,222

Total Other Financial Instruments	$451,222	$—	$—	$451,222

Transamerica Funds	Page 1

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2022	Shares as of July 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$60,932,853	$6,455,301	$(36,000,000)	$(4,959,477)	$(2,503,881)	$23,924,796	2,821,320	$1,141,013	$314,259
Transamerica Capital Growth	183,646,849	64,017,426	(107,000,000)	(34,146,050)	(94,900,771)	11,617,454	1,787,301	345,055	63,672,371
Transamerica Core Bond	74,700,428	1,322,300	(25,000,000)	(1,681,297)	(4,337,844)	45,003,587	4,983,786	995,176	327,123
Transamerica Emerging Markets Debt	67,976,211	1,799,697	(58,505,656)	(9,740,359)	(1,529,893)	—	—	1,799,698	—
Transamerica Emerging Markets Opportunities	72,421,610	5,459,461	(26,000,000)	1,890,587	(20,082,046)	33,689,612	4,291,670	4,080,744	1,378,717
Transamerica Energy Infrastructure	58,994,061	2,379,906	(38,000,001)	6,987,293	(4,967,089)	25,394,170	3,445,613	1,185,929	—
Transamerica Floating Rate	—	23,259,022	(19,450,000)	(865,231)	(134,192)	2,809,599	312,178	258,498	—
Transamerica Global Allocation Liquidating Trust	13,641	—	—	—	(481)	13,160	5,843	—	—
Transamerica High Yield Bond	19,971,045	12,741,958	(28,600,000)	(2,881,183)	(944,415)	287,405	35,049	741,923	—
Transamerica Inflation Opportunities	28,886,378	18,258,509	(12,000,000)	(434,395)	(2,574,321)	32,136,171	3,110,956	1,074,442	184,067
Transamerica Intermediate Bond	88,556,316	15,457,238	(15,000,000)	(1,580,547)	(7,679,876)	79,753,131	8,687,705	1,314,126	1,343,111
Transamerica International Equity	186,378,310	37,612,341	(13,000,000)	1,126,066	(32,899,400)	179,217,317	9,956,518	6,612,341	—
Transamerica International Focus	159,061,684	9,412,857	(80,825,000)	(5,769,753)	(32,482,694)	49,397,094	6,390,310	4,711,946	4,700,911
Transamerica International Small Cap Value	25,323,385	931,263	(6,000,000)	1,279,286	(6,283,490)	15,250,444	1,205,569	661,446	269,817
Transamerica International Stock	54,069,348	21,319,244	(5,000,000)	624,155	(9,432,522)	61,580,225	6,381,370	1,637,164	2,782,081
Transamerica Large Cap Value	266,374,532	77,151,372	(48,500,000)	3,189,192	(29,709,336)	268,505,760	20,702,063	6,818,038	—
Transamerica Mid Cap Growth	14,849,573	23,145,585	(4,400,000)	(1,581,631)	(10,068,301)	21,945,226	2,937,781	1,439,017	2,706,568
Transamerica Mid Cap Value	45,219,214	7,446,931	(13,000,000)	1,293,436	(9,706,944)	31,252,637	2,984,970	614,037	6,832,894
Transamerica Mid Cap Value Opportunities	11,861,053	1,954,713	(12,100,000)	2,511,022	(4,175,828)	50,960	4,352	767,691	1,187,022
Transamerica Short-Term Bond	16,230,730	69,317,590	(3,000,000)	(19,712)	(868,534)	81,660,074	8,418,564	417,591	—
Transamerica Small Cap Growth	22,270,339	1,154,840	(13,200,001)	2,399,210	(7,384,686)	5,239,702	792,693	207,660	947,180
Transamerica Small Cap Value	22,160,814	5,413,867	(12,000,000)	2,894,879	(8,737,982)	9,731,578	1,418,597	3,707,729	1,706,138
Transamerica Sustainable Equity Income	90,414,518	19,774,832	(3,000,000)	(542,351)	(24,944,759)	81,702,240	11,507,358	9,847,678	4,927,154
Transamerica Total Return	173,323,268	2,735,742	(22,000,000)	(2,070,971)	(15,140,524)	136,847,515	14,956,013	2,735,742	—
Transamerica US Growth	227,854,231	120,552,787	(46,000,000)	(923,314)	(77,724,849)	223,758,855	9,417,460	2,915,887	22,636,900

Total	$1,971,490,391	$549,074,782	$(647,580,658)	$(43,001,145)	$(409,214,658)	$1,420,768,712	126,555,039	$56,030,571	$115,916,313

Transamerica Funds	Page 2

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At July 31, 2022, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$60,118	$13,160	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Moderate Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Asset Allocation – Moderate Growth Portfolio (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4